JPMorgan BetaBuilders Europe ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Australia — 1.2%
Glencore plc	5,756,840	30,459,198
Rio Tinto plc	666,571	46,139,669
		76,598,867
Austria — 0.5%
ANDRITZ AG	42,259	2,601,570
BAWAG Group AG (a)	51,335	2,643,063
Erste Group Bank AG	220,933	9,517,441
EVN AG	22,257	615,139
Mondi plc	275,360	4,934,347
OMV AG	88,976	3,960,447
Raiffeisen Bank International AG	97,107	2,024,609
Strabag SE	7,741	362,653
Telekom Austria AG	85,337	743,323
Verbund AG	41,204	3,350,640
Vienna Insurance Group AG Wiener Versicherung Gruppe	22,360	631,976
voestalpine AG	65,673	1,953,884
		33,339,092
Belgium — 1.2%
Ackermans & van Haaren NV	13,806	2,308,435
Ageas SA	95,323	4,096,221
Anheuser-Busch InBev SA	567,870	35,127,075
Azelis Group NV	58,973	1,214,304
D'ieteren Group	12,643	2,554,044
Elia Group SA/NV	17,566	2,115,039
Etablissements Franz Colruyt NV	25,825	1,179,893
Groupe Bruxelles Lambert NV	53,084	4,024,281
KBC Group NV	169,530	11,058,714
Sofina SA	8,807	2,106,310
Solvay SA	44,348	1,212,850
UCB SA	75,037	7,058,407
Umicore SA	116,824	2,657,334
Warehouses De Pauw CVA, REIT	101,778	2,977,736
		79,690,643
Brazil — 0.1%
Yara International ASA	101,378	3,350,813
Chile — 0.1%
Antofagasta plc	215,862	4,704,767
China — 0.4%
Prosus NV	911,383	27,115,167
Denmark — 5.6%
AP Moller - Maersk A/S, Class A	1,674	3,035,416
AP Moller - Maersk A/S, Class B	2,526	4,657,437
Carlsberg A/S, Class B	57,741	7,429,387
Coloplast A/S, Class B	83,535	9,629,225
Danske Bank A/S	421,640	11,321,659

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Denmark — continued
Demant A/S *	56,858	2,575,604
DSV A/S	106,932	19,131,185
Genmab A/S *	40,747	11,267,448
Novo Nordisk A/S, Class B	2,111,953	241,405,655
Novozymes A/S, Class B	237,449	12,167,055
Orsted A/S (a)	117,482	6,621,844
Pandora A/S	51,389	7,508,806
Tryg A/S	197,067	4,212,134
Vestas Wind Systems A/S *	625,845	17,645,711
		358,608,566
Finland — 1.8%
Elisa OYJ	89,547	4,079,895
Fortum OYJ	272,580	3,726,208
Huhtamaki OYJ	58,101	2,280,345
Kesko OYJ, Class A	57,177	1,120,892
Kesko OYJ, Class B	168,432	3,289,411
Kone OYJ, Class B	221,193	10,949,346
Metso OYJ	438,146	4,379,112
Neste OYJ	266,920	9,201,944
Nokia OYJ	3,245,451	11,733,033
Nordea Bank Abp	2,081,069	25,646,861
Orion OYJ, Class A	16,913	767,637
Orion OYJ, Class B	66,627	3,067,355
Sampo OYJ, Class A	291,625	12,206,096
Stora Enso OYJ, Class R	368,260	4,686,025
UPM-Kymmene OYJ	332,696	12,100,894
Wartsila OYJ Abp	302,031	4,455,426
		113,690,480
France — 15.1%
Adevinta ASA *	169,174	1,817,648
Aeroports de Paris SA	19,940	2,668,168
Air Liquide SA	325,867	60,980,599
Airbus SE	365,314	58,189,367
Amundi SA (a)	38,818	2,625,556
AXA SA	1,099,699	36,911,761
BioMerieux	26,752	2,879,271
BNP Paribas SA	655,678	44,051,181
Bollore SE	484,462	3,199,886
Bouygues SA	128,572	4,709,927
Bureau Veritas SA	182,789	4,861,986
Capgemini SE	98,421	21,881,090
Carrefour SA	348,224	5,944,983
Cie de Saint-Gobain SA	286,160	20,233,387
Cie Generale des Etablissements Michelin SCA	427,266	14,186,376
Credit Agricole SA	762,854	10,927,768
Danone SA	400,401	26,676,173
Dassault Aviation SA	12,259	2,321,958

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Dassault Systemes SE	438,013	22,705,844
Edenred SE	155,278	9,274,523
Eiffage SA	47,168	4,935,197
Engie SA	1,151,008	18,384,447
EssilorLuxottica SA	191,692	37,566,469
Getlink SE	197,051	3,395,401
Hermes International SCA	21,165	44,650,957
Ipsen SA	21,978	2,534,044
Kering SA	43,891	18,029,268
Legrand SA	162,827	15,780,488
L'Oreal SA	151,262	72,387,090
LVMH Moet Hennessy Louis Vuitton SE	160,472	133,522,167
Orange SA	1,096,694	13,041,810
Pernod Ricard SA	124,541	20,422,921
Publicis Groupe SA	141,736	14,201,032
Safran SA	213,572	39,875,775
Sartorius Stedim Biotech	15,178	4,089,518
Societe Generale SA	454,066	11,671,784
Sodexo SA	52,050	5,871,710
Thales SA	57,963	8,477,327
TotalEnergies SE	1,400,556	90,861,873
Veolia Environnement SA	382,553	12,465,045
Vinci SA	294,156	37,158,475
Vivendi SE	414,832	4,674,974
		971,045,224
Germany — 12.2%
adidas AG	99,017	18,693,219
Allianz SE (Registered)	244,356	65,286,068
BASF SE	556,763	26,615,494
Bayer AG (Registered)	571,788	17,792,107
Bayerische Motoren Werke AG	187,385	19,497,986
Bayerische Motoren Werke AG (Preference)	37,951	3,708,209
Beiersdorf AG	60,978	8,923,498
Brenntag SE	79,477	7,026,564
Carl Zeiss Meditec AG	22,821	2,405,601
Commerzbank AG	628,213	7,214,141
Continental AG	67,371	5,503,584
Covestro AG * (a)	109,734	5,794,557
Daimler Truck Holding AG	305,808	10,928,711
Deutsche Bank AG (Registered)	1,156,907	14,944,615
Deutsche Boerse AG	114,620	22,825,387
Deutsche Lufthansa AG (Registered) *	373,228	3,103,530
Deutsche Post AG	585,673	28,050,305
Deutsche Telekom AG (Registered)	2,155,899	52,922,636
Deutsche Wohnen SE	30,701	745,691
Dr Ing hc F Porsche AG (Preference) (a)	68,764	5,838,198
E.ON SE	1,380,862	18,682,064

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Evonik Industries AG	125,285	2,304,761
Fresenius SE & Co. KGaA	256,483	7,200,206
Hannover Rueck SE	37,462	8,980,273
Heidelberg Materials AG	81,529	7,528,753
Henkel AG & Co. KGaA	60,091	4,109,665
Henkel AG & Co. KGaA (Preference)	103,060	7,900,426
Infineon Technologies AG	813,295	29,650,228
Mercedes-Benz Group AG	499,196	33,702,113
Merck KGaA	80,622	13,228,104
MTU Aero Engines AG	32,457	7,462,847
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	84,925	36,154,191
Porsche Automobil Holding SE (Preference)	95,516	4,768,538
Puma SE	60,165	2,421,268
RWE AG	421,763	15,573,870
SAP SE	666,192	115,415,461
Sartorius AG (Preference)	15,359	5,603,003
Siemens AG (Registered)	441,773	79,087,918
Siemens Energy AG *	320,224	4,757,558
Siemens Healthineers AG (a)	168,286	9,365,322
Symrise AG	80,130	8,267,308
Talanx AG	37,530	2,633,142
Volkswagen AG (Preference)	128,633	16,544,142
Vonovia SE	508,184	15,831,131
		784,992,393
Hong Kong — 0.3%
Prudential plc	1,664,244	17,096,058
Ireland — 0.3%
Kerry Group plc, Class A	95,745	8,534,137
Kingspan Group plc	96,743	7,857,140
Smurfit Kappa Group plc	155,755	5,804,178
		22,195,455
Italy — 3.8%
A2A SpA	969,346	1,921,889
Amplifon SpA	81,161	2,648,976
Assicurazioni Generali SpA	627,311	13,993,373
Banca Mediolanum SpA	129,442	1,324,674
Banco BPM SpA	854,282	4,609,105
Buzzi SpA	51,849	1,762,347
Coca-Cola HBC AG	127,408	3,745,381
Davide Campari-Milano NV	332,675	3,370,409
DiaSorin SpA	13,498	1,241,262
Enel SpA	4,841,579	33,035,918
Eni SpA	1,331,322	21,223,056
Ferrari NV	75,820	26,441,246
FinecoBank Banca Fineco SpA	380,864	5,491,438
Hera SpA	562,476	1,981,395
Infrastrutture Wireless Italiane SpA (a)	217,563	2,630,777

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
Intesa Sanpaolo SpA	10,036,595	30,925,720
Leonardo SpA	249,785	4,359,762
Mediobanca Banca di Credito Finanziario SpA	401,770	5,321,042
Moncler SpA	127,729	7,857,471
Nexi SpA * (a)	355,078	2,723,612
Pirelli & C SpA (a)	190,886	1,034,492
Poste Italiane SpA (a)	286,065	3,101,988
Prysmian SpA	170,109	7,486,473
Recordati Industria Chimica e Farmaceutica SpA	60,628	3,346,319
Snam SpA	1,338,548	6,537,397
Telecom Italia SpA *	6,287,092	1,894,975
Telecom Italia SpA *	3,760,194	1,183,721
Terna - Rete Elettrica Nazionale	877,104	7,395,784
UniCredit SpA	1,070,798	31,365,871
UnipolSai Assicurazioni SpA	261,136	691,020
		240,646,893
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	99,294	2,422,481
Luxembourg — 0.2%
ArcelorMittal SA	336,674	9,272,010
Eurofins Scientific SE	80,612	4,854,195
		14,126,205
Mexico — 0.0% ^
Fresnillo plc	114,921	768,670
Netherlands — 8.7%
Adyen NV * (a)	19,038	23,877,223
Aegon Ltd.	992,391	5,854,547
Akzo Nobel NV	103,121	7,920,981
Argenx SE *	30,720	11,600,856
Argenx SE *	6,134	2,312,863
ASM International NV	27,185	15,066,848
ASML Holding NV	246,149	213,555,956
EXOR NV	61,991	5,997,786
HAL Trust	21,639	2,697,355
Heineken Holding NV	82,813	6,948,647
Heineken NV	179,087	18,015,344
ING Groep NV	2,070,853	29,423,652
JDE Peet's NV (b)	74,552	1,840,343
Koninklijke Ahold Delhaize NV	577,373	16,237,558
Koninklijke KPN NV	1,921,448	6,536,271
Koninklijke Philips NV *	484,551	10,250,946
NN Group NV	170,832	7,002,101
Randstad NV	66,360	3,773,246
Shell plc	4,100,006	127,109,731

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
Universal Music Group NV	590,545	17,407,928
Wolters Kluwer NV	150,294	22,155,906
		555,586,088
Norway — 1.0%
Aker ASA, Class A	14,549	864,526
Aker BP ASA	191,388	5,079,744
AutoStore Holdings Ltd. * (a) (b)	559,078	1,020,560
DNB Bank ASA	540,965	10,516,213
Equinor ASA	589,289	16,863,737
Gjensidige Forsikring ASA	117,576	1,891,149
Kongsberg Gruppen ASA	54,539	2,779,492
Mowi ASA	276,448	4,976,154
Norsk Hydro ASA	816,339	4,784,158
Orkla ASA	466,117	3,651,154
Salmar ASA	42,775	2,374,460
Schibsted ASA, Class A	43,901	1,346,749
Schibsted ASA, Class B	58,769	1,686,418
Storebrand ASA	270,153	2,428,991
Telenor ASA	393,020	4,360,972
Var Energi ASA (b)	370,632	1,075,094
		65,699,571
Poland — 0.6%
Allegro.eu SA * (a)	321,065	2,423,752
Bank Polska Kasa Opieki SA	130,985	5,038,484
Dino Polska SA * (a)	29,845	3,221,100
ING Bank Slaski SA *	20,287	1,275,114
KGHM Polska Miedz SA	85,088	2,370,608
LPP SA	651	2,531,391
ORLEN SA	362,830	5,657,405
Powszechna Kasa Oszczednosci Bank Polski SA	534,920	6,787,083
Powszechny Zaklad Ubezpieczen SA	354,446	4,267,588
Santander Bank Polska SA	20,781	2,516,959
		36,089,484
Portugal — 0.3%
EDP - Energias de Portugal SA	1,767,173	7,882,364
Galp Energia SGPS SA	299,871	4,720,493
Jeronimo Martins SGPS SA	171,709	3,905,233
		16,508,090
Russia — 0.0% ^
Evraz plc ‡ *	453,755	23,542
Singapore — 0.3%
STMicroelectronics NV	406,843	17,863,464
South Africa — 0.3%
Anglo American plc	778,485	18,557,275

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — 0.0% ^
Delivery Hero SE * (a)	113,969	2,585,877
Spain — 3.7%
Acciona SA	15,249	1,972,530
ACS Actividades de Construccion y Servicios SA	133,348	5,261,980
Aena SME SA (a)	45,851	8,111,370
Amadeus IT Group SA	267,991	18,780,911
Banco Bilbao Vizcaya Argentaria SA	3,528,864	33,028,195
Banco Santander SA	9,629,806	38,702,767
CaixaBank SA	2,487,237	10,605,563
Cellnex Telecom SA (a)	366,536	14,103,342
Corp. ACCIONA Energias Renovables SA	35,244	915,818
EDP Renovaveis SA	156,498	2,534,209
Endesa SA	197,431	3,911,494
Iberdrola SA	3,510,214	42,266,357
Industria de Diseno Textil SA	691,342	29,559,969
Naturgy Energy Group SA	78,610	2,116,792
Redeia Corp. SA	235,277	3,915,038
Repsol SA	728,480	10,758,400
Telefonica SA	3,275,104	13,325,854
		239,870,589
Sweden — 5.3%
Alfa Laval AB	180,481	6,622,359
Assa Abloy AB, Class B	657,030	18,019,525
Atlas Copco AB, Class A	1,578,623	25,193,912
Atlas Copco AB, Class B	973,686	13,483,556
Axfood AB	66,906	1,692,797
Beijer Ref AB (b)	237,632	3,235,359
Boliden AB	170,592	4,527,969
Castellum AB *	269,797	3,473,336
Epiroc AB, Class A	368,927	6,518,479
Epiroc AB, Class B	243,271	3,793,059
EQT AB	419,372	11,261,037
Essity AB, Class A	13,771	326,852
Essity AB, Class B	377,978	8,876,167
Evolution AB (a)	118,624	13,850,966
Fastighets AB Balder, Class B *	407,384	2,703,928
Getinge AB, Class B	135,554	2,897,755
H & M Hennes & Mauritz AB, Class B (b)	374,322	5,281,216
Hexagon AB, Class B	1,315,123	14,352,711
Holmen AB, Class B	50,724	1,998,998
Husqvarna AB, Class B	214,139	1,665,768
Industrivarden AB, Class A	81,545	2,567,199
Industrivarden AB, Class C (b)	95,168	2,991,043
Indutrade AB	166,810	4,052,497
Investment AB Latour, Class B	90,427	2,274,295
Investor AB, Class A	354,649	8,271,107
Investor AB, Class B	1,131,640	26,644,209

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
L E Lundbergforetagen AB, Class B	46,648	2,432,265
Lifco AB, Class B	140,919	3,399,940
Nibe Industrier AB, Class B (b)	1,071,063	6,399,796
Nordnet AB publ	93,169	1,466,066
Saab AB, Class B	57,394	3,695,654
Sagax AB, Class B	123,704	3,006,172
Sagax AB, Class D	68,682	186,681
Sandvik AB	674,511	14,175,456
Securitas AB, Class B	329,346	3,199,285
Skandinaviska Enskilda Banken AB, Class A	1,009,008	14,330,071
Skandinaviska Enskilda Banken AB, Class C	12,562	183,150
Skanska AB, Class B (b)	197,175	3,418,937
SKF AB, Class A	8,636	172,034
SKF AB, Class B	224,265	4,419,172
SSAB AB, Class A	150,446	1,170,441
SSAB AB, Class B	377,350	2,882,374
Svenska Cellulosa AB SCA, Class A	11,763	160,465
Svenska Cellulosa AB SCA, Class B	371,179	5,053,202
Svenska Handelsbanken AB, Class A (b)	919,584	9,913,430
Svenska Handelsbanken AB, Class B (b)	21,994	294,026
Swedbank AB, Class A	616,057	12,554,007
Swedish Orphan Biovitrum AB *	135,105	3,792,145
Tele2 AB, Class B	331,450	2,825,955
Telefonaktiebolaget LM Ericsson, Class A	34,314	188,936
Telefonaktiebolaget LM Ericsson, Class B	1,913,846	10,609,365
Telia Co. AB (b)	1,403,051	3,618,713
Trelleborg AB, Class B	134,786	4,102,509
Volvo AB, Class A	118,525	2,913,955
Volvo AB, Class B	941,352	22,559,809
Volvo Car AB, Class B * (b)	269,503	702,595
		340,402,705
Switzerland — 9.1%
ABB Ltd. (Registered)	993,825	42,050,566
Alcon, Inc.	293,286	22,077,109
Barry Callebaut AG (Registered)	2,196	3,207,495
Chocoladefabriken Lindt & Spruengli AG	626	7,955,803
Chocoladefabriken Lindt & Spruengli AG (Registered)	63	7,985,817
Cie Financiere Richemont SA (Registered)	332,856	49,440,628
DSM-Firmenich AG	142,859	15,104,553
EMS-Chemie Holding AG (Registered)	4,247	3,206,123
Geberit AG (Registered)	20,918	12,040,995
Givaudan SA (Registered)	5,746	23,894,963
Julius Baer Group Ltd.	123,117	6,702,667
Kuehne + Nagel International AG (Registered)	31,112	10,543,225
Lonza Group AG (Registered)	46,336	22,653,936
Novartis AG (Registered)	1,280,933	132,466,150
Partners Group Holding AG	13,445	18,139,659

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
Sandoz Group AG *	246,009	8,436,882
Schindler Holding AG	25,399	6,326,607
Schindler Holding AG (Registered)	12,912	3,073,585
SGS SA (Registered)	92,625	8,559,095
Sika AG (Registered)	95,971	26,493,561
Sonova Holding AG (Registered)	30,424	9,723,408
Straumann Holding AG (Registered)	69,286	10,524,638
Swatch Group AG (The)	18,021	4,230,592
Swatch Group AG (The) (Registered)	32,925	1,498,057
Swiss Life Holding AG (Registered)	17,559	12,609,611
Swisscom AG (Registered)	15,835	9,473,826
UBS Group AG (Registered)	2,014,923	60,311,929
Zurich Insurance Group AG	91,119	46,296,608
		585,028,088
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	23,176	—
United Kingdom — 17.1%
3i Group plc	607,183	19,007,833
abrdn plc	1,160,632	2,469,172
Admiral Group plc	150,183	4,775,391
Ashtead Group plc	272,507	17,819,759
Associated British Foods plc	208,172	6,165,921
AstraZeneca plc	966,848	128,181,655
Auto Trader Group plc (a)	568,295	5,228,247
Aviva plc	1,708,361	9,325,222
B&M European Value Retail SA	581,762	3,812,706
BAE Systems plc	1,883,548	28,058,220
Barclays plc	8,472,473	15,744,633
Barratt Developments plc	607,953	4,143,402
Berkeley Group Holdings plc	66,188	4,007,992
BP plc	10,229,911	59,746,937
British American Tobacco plc	1,395,093	41,132,378
BT Group plc	3,932,857	5,571,805
Bunzl plc	202,414	8,226,061
Burberry Group plc	216,281	3,562,565
Centrica plc	3,395,110	5,941,615
Coca-Cola Europacific Partners plc	127,707	8,799,012
Compass Group plc	1,066,008	29,361,882
ConvaTec Group plc (a)	1,015,267	3,089,840
Croda International plc	82,751	5,008,637
DCC plc	61,616	4,479,441
Diageo plc	1,397,546	50,476,372
DS Smith plc	833,486	2,971,872
Entain plc	398,475	4,853,585
Halma plc	236,826	6,555,131
Hargreaves Lansdown plc	220,435	2,127,069
Hiscox Ltd.	216,535	2,851,170

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Howden Joinery Group plc	341,928	3,462,667
HSBC Holdings plc	11,712,761	91,449,764
Imperial Brands plc	554,556	13,312,188
Informa plc	803,380	7,890,436
InterContinental Hotels Group plc	102,776	9,738,344
Intermediate Capital Group plc	181,108	4,083,100
Intertek Group plc	100,680	5,714,664
J Sainsbury plc	1,056,231	3,606,143
JD Sports Fashion plc	1,561,678	2,307,714
Kingfisher plc	1,173,817	3,263,596
Land Securities Group plc, REIT	432,116	3,643,041
Legal & General Group plc	3,722,116	11,971,975
Lloyds Banking Group plc	38,339,131	20,551,914
London Stock Exchange Group plc	270,840	30,635,814
M&G plc	1,414,081	3,998,127
Melrose Industries plc	777,281	5,793,458
National Grid plc	2,300,717	30,643,491
NatWest Group plc	3,021,021	8,525,740
Next plc	74,468	7,949,943
Ocado Group plc *	451,505	3,092,770
Pearson plc	423,175	5,191,418
Persimmon plc	199,261	3,670,012
Phoenix Group Holdings plc	467,321	2,983,672
Reckitt Benckiser Group plc	446,380	32,273,668
RELX plc	1,177,373	48,594,978
Rentokil Initial plc	1,573,582	8,103,552
Rightmove plc	500,826	3,544,433
Rolls-Royce Holdings plc *	5,250,416	19,932,949
Sage Group plc (The)	636,645	9,478,321
Schroders plc	558,135	2,855,476
Segro plc, REIT	718,305	7,977,546
Severn Trent plc	164,745	5,415,340
Smith & Nephew plc	544,292	7,611,924
Smiths Group plc	216,795	4,442,918
Spirax-Sarco Engineering plc	46,016	5,791,613
SSE plc	681,702	14,518,854
St. James's Place plc	342,227	2,817,319
Standard Chartered plc	1,378,200	10,415,809
Taylor Wimpey plc	2,203,604	4,114,111
Tesco plc	4,280,667	15,511,510
Unilever plc	1,559,781	75,899,317
United Utilities Group plc	425,369	5,729,197
Vodafone Group plc	13,580,421	11,545,289
Weir Group plc (The)	161,945	3,722,454
Whitbread plc	113,468	5,143,272
Wise plc, Class A *	418,082	4,264,396
WPP plc	670,489	6,483,959
		1,093,163,721

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — 9.9%
Experian plc	573,115	23,854,419
Ferrovial SE	308,368	11,759,690
GSK plc	2,554,523	50,522,687
Haleon plc	3,456,370	14,038,964
Holcim AG	307,648	23,497,804
Nestle SA (Registered)	1,662,722	189,468,182
QIAGEN NV *	137,797	5,978,580
Roche Holding AG	431,655	122,899,238
Roche Holding AG	18,104	5,484,200
Sanofi SA	708,660	70,969,123
Schneider Electric SE	334,696	65,751,074
Stellantis NV	1,208,029	26,608,836
Swiss Re AG	180,090	20,620,398
Tenaris SA	289,200	4,567,708
		636,020,903
Total Common Stocks (Cost $6,410,445,507)		6,357,791,171
Short-Term Investments — 0.4%
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (c) (d)	18,620,514	18,627,962
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (c) (d)	4,224,578	4,224,578
Total Investment of Cash Collateral from Securities Loaned (Cost $22,853,003)		22,852,540
Total Investments — 99.5% (Cost $6,433,298,510)		6,380,643,711
Other Assets Less Liabilities — 0.5%		31,936,174
NET ASSETS — 100.0%		6,412,579,885

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 is $21,234,216.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2024.
Summary of Investments by Industry, January 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	12.7%
Banks	8.4
Oil, Gas & Consumable Fuels	5.6
Insurance	5.3
Textiles, Apparel & Luxury Goods	4.6
Semiconductors & Semiconductor Equipment	4.3
Food Products	4.1
Chemicals	3.2
Capital Markets	3.2
Aerospace & Defense	2.8
Personal Care Products	2.7
Machinery	2.6
Beverages	2.4
Electrical Equipment	2.4
Software	2.3
Automobiles	2.2
Diversified Telecommunication Services	2.1
Health Care Equipment & Supplies	2.1
Electric Utilities	2.1
Metals & Mining	2.0
Professional Services	1.8
Financial Services	1.6
Industrial Conglomerates	1.5
Hotels, Restaurants & Leisure	1.4
Multi-Utilities	1.4
Construction & Engineering	1.1
Building Products	1.0
Others (each less than 1.0%)	12.7
Short-Term Investments	0.4

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Futures contracts outstanding as of January 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	708	03/15/2024	EUR	35,594,109	993,628
FTSE 100 Index	177	03/15/2024	GBP	17,112,770	223,022
					1,216,650

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$76,598,867	$—	$76,598,867
Austria	6,040,323	27,298,769	—	33,339,092
Belgium	—	79,690,643	—	79,690,643
Brazil	—	3,350,813	—	3,350,813
Chile	—	4,704,767	—	4,704,767
China	27,115,167	—	—	27,115,167
Denmark	—	358,608,566	—	358,608,566
Finland	1,120,892	112,569,588	—	113,690,480
France	1,817,648	969,227,576	—	971,045,224
Germany	—	784,992,393	—	784,992,393
Hong Kong	—	17,096,058	—	17,096,058
Ireland	—	22,195,455	—	22,195,455
Italy	1,894,975	238,751,918	—	240,646,893
Jordan	—	2,422,481	—	2,422,481
Luxembourg	—	14,126,205	—	14,126,205
Mexico	—	768,670	—	768,670
Netherlands	2,312,863	553,273,225	—	555,586,088
Norway	6,047,390	59,652,181	—	65,699,571
Poland	2,531,391	33,558,093	—	36,089,484
Portugal	—	16,508,090	—	16,508,090
Russia	—	—	23,542	23,542
Singapore	—	17,863,464	—	17,863,464
South Africa	—	18,557,275	—	18,557,275
South Korea	—	2,585,877	—	2,585,877
Spain	—	239,870,589	—	239,870,589
Sweden	2,208,585	338,194,120	—	340,402,705
Switzerland	—	585,028,088	—	585,028,088
United Arab Emirates	—	—	—(a )	—(a )
United Kingdom	11,650,182	1,081,513,539	—	1,093,163,721
United States	—	636,020,903	—	636,020,903
Total Common Stocks	62,739,416	6,295,028,213	23,542	6,357,791,171
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	22,852,540	—	—	22,852,540
Total Investments in Securities	$85,591,956	$6,295,028,213	$23,542	$6,380,643,711
Appreciation in Other Financial Instruments
Futures Contracts	$1,216,650	$—	$—	$1,216,650

(a)	Value is zero.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (a) (b)	$38,622,839	$89,000,000	$109,000,000	$5,587	$(464)	$18,627,962	18,620,514	$364,689	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	4,769,550	62,448,920	62,993,892	—	—	4,224,578	4,224,578	70,347	—
Total	$43,392,389	$151,448,920	$171,993,892	$5,587	$(464)	$22,852,540		$435,036	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.